NATURE OF OPERATIONS, ORGANIZATION, AND BASIS OF PRESENTATION (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 06, 2022	Jun. 23, 2022	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021	Nov. 30, 2021
Accumulated deficit				$ 36,667,468	$ 39,940,431	$ 28,513,355
Cash and cash equivalents				$ 11,413,759	$ 8,279,182	$ 1,360,638
Total assets, percent				93.00%	93.00%
Common stock par value		$ 0.007		$ 0.007		$ 0.007	$ 0.007
Reverse stock split		1-for-7 reverse stock split
Tradeable Warrant [Member]
Warrant exercise price			$ 7.35
Non Tradeable Warrant [Member]
Warrant exercise price			$ 7.656
Common Stock [Member]
Stock issued during period, shares				1,282,600
Common stock par value				$ 0.007	$ 0.007
IPO [Member]
Stock issued during period, shares	1,282,600
Offering price, per share	$ 6.125
Initial public offering, description	Each Unit consists of (i) one share of the Company’s common stock, par value $0.007 per share (“Common Stock”), (ii) one tradeable warrant (a “Tradeable Warrant”) exercisable for the purchase of one share of Common Stock at an exercise price of $7.35 per share, and (iii) one non-tradeable warrant (a “Non-tradeable Warrant”) exercisable for the purchase of one share of Common Stock at an exercise price of $7.656 per share.
Common stock par value	$ 0.007
Gross proceeds before underwriting discounts, commissions and offering expenses	$ 7,800,000
Convertible notes converted amount	$ 16,100,000		$ 16,100,000
Number of shares issued in debt conversion	2,533,964		2,533,964
IPO [Member] | Convertible Preferred Stock [Member]
Number of shares converted	5,296,044
IPO [Member] | Tradeable Warrant [Member]
Warrant exercise price	$ 7.35
IPO [Member] | Non Tradeable Warrant [Member]
Warrant exercise price	$ 7.656
IPO [Member] | Common Stock [Member]
Number of shares issued during conversion	756,558